Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000031266
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2015
Prospectus Date	rr_ProspectusDate	Apr. 01, 2015